Consolidated balance sheets - USD ($)	Nov. 30, 2022	Nov. 30, 2021
Current
Cash	$ 83,722	$ 771,945
Trade and other receivables, net	602	0
Investment tax credits	268,179	268,179
Prepaid expenses and other assets (Note 5)	140,008	62,192
Current Assets	492,511	1,102,316
Property and equipment, net (Note 6)	788,050	994,109
Right-of-use asset (Note 10)	151,471	0
Total Assets	1,432,032	2,096,425
Current
Accounts payable	3,764,692	3,779,550
Accrued liabilities (Note 7)	2,821,506	2,272,610
Employee costs payable (Note 9)	3,067,578	2,263,944
Operating lease liability (Note 10)	165,441	0
Income tax payable (Note 16)	29,036	18,178
Promissory notes payable (Note 8)	360,514	165,878
Convertible debentures (Note 8)	1,800,000	1,751,483
Total Liabilities	12,008,767	10,251,643
Shareholders' deficiency
Issued and outstanding 33,092,665 common shares (November 30, 2020 - 23,678,105)	49,175,630	49,175,630
Additional paid-in capital	45,097,313	44,626,436
Accumulated other comprehensive income	284,421	284,421
Accumulated deficit	(105,134,099)	(102,241,705)
Shareholders' deficiency (Equity)	(10,576,735)	(8,155,218)
Liabilities and Shareholders' deficiency (Equity)	$ 1,432,032	$ 2,096,425